Result for the Year - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,720	$ 3,121	[1]	$ 2,390	[1]
DARZALEX
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,443	2,019		1,635
Kesimpta
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	443	323		217
TEPEZZA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	105	106		102
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	111	69		35
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,565	2,091		1,734
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	66	58		106		$ 673
Roche
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	106	107		102
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	446	408		219
BioNTech
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40	127		114
Pfizer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	77	77		54
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22	0		0
Royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,102	2,517		1,989
Net product Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	398	253		61
Reimbursement revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	53	144		124
Milestone revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	97	145		171
Collaboration revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	70	62		45
Excluding net product Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,322	$ 2,868		$ 2,329

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.